Income taxes - Disclosure of reconciliation of statutory weighted average tax rate applicable to income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
(Loss) earnings from continuing operations before income taxes	$ (35,086)	$ 113,123
Income tax provision on continuing operations calculated using the combined Canadian federal and provincial statutory income tax rate	(9,298)	29,978
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	97	335
Non-taxable portion of capital losses, net	13,179	3,422
Differences in foreign statutory tax rates	1,100	(4,056)
Changes in unrecognized deferred tax assets	9,868	(367)
Foreign withholding taxes	283	482
Adjustments in respect of prior years	(2,289)	(2,716)
Other	317	760
Total income tax expense on continuing operations	$ 13,257	$ 27,838